DEFERRED TAX ASSETS AND LIABILITIES (Details 1) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)
Provision Of Allowance [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets				¥ 7
(Credited)/charged to the statement of profit or loss during the year
Disposal of PSTT	(7)
Significant Financing Component Of The Contract With Customers [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets				62
(Credited)/charged to the statement of profit or loss during the year	(22)
Disposal of PSTT	(40)
Lease liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets				419
(Credited)/charged to the statement of profit or loss during the year	(57)
Disposal of PSTT	(362)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
(Credited)/charged to the statement of profit or loss during the year
Disposal of PSTT
Total Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets				¥ 488
(Credited)/charged to the statement of profit or loss during the year	(79)
Disposal of PSTT	¥ (409)